Borrowings and Embedded Derivatives - Additional Information (Details)								12 Months Ended
	Oct. 27, 2022 USD ($) shares	Oct. 01, 2021 USD ($) shares	Aug. 06, 2021 USD ($) shares	May 17, 2021 USD ($) shares	Nov. 17, 2020 USD ($) TradingDay $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Feb. 05, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 20, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total term loan facility principal amount								$ 597,247,000	$ 1,616,383,000		$ 400,000,000.0
Total term loan facility net amount											$ 369,100,000
Proceeds from issue of notes										$ 1,240,400,000
Debt issuance costs										9,600,000
Carrying value of noncurrent borrowings								892,700,000	515,804,000
Derivative financial liabilities								23,206,000	21,118,000
Fair value gain (loss) on remeasurement								$ 667,000,000.0	$ 1,638,800,000
Decrease in fair value of conversion options | $ / shares								$ (4.73)	$ (33.43)
Gain (loss) on remeasurement of embedded derivatives.									$ 78,500,000
Term Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Total term loan facility principal amount								$ 400,000,000.0
Term loan facility percentage of original issue discount											6.50%
Amortized quarterly interest rate											0.25%
Principal amount								400,000,000.0
Total borrowing costs incurred								6,100,000
Effective interest rate											0.00%
Term Loan Facility | Secured Overnight Financing Rate SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Quarterly interest rate											6.25%
Effective interest rate											0.50%
Term Loan Facility | Base Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Quarterly interest rate											5.25%
February 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Total term loan facility principal amount								250,000,000.0
Principal amount	$ 50,000,000
Cash payment for repayment of debt	32,500,000
Gain(loss) on derecognition of embedded derivative or borrowings								6,300,000
Increase in equity	34,300,000
Number of shares issued on conversion | shares		6,122,250	7,013,405	3,190,345
Principal amount of conversion of notes		$ 75,000,000.0	$ 85,900,000	$ 39,100,000
Gain or loss on recognized on conversion of shares		0	0	0
Carrying value of noncurrent borrowings		55,200,000	63,100,000	28,400,000
Fair value of non-current derivative financial liabilities		152,800,000	241,600,000	90,600,000
Increase to share capital		200,000	300,000	100,000
Increase to share premium		207,700,000	304,400,000	118,900,000
Gain (loss) on remeasurement of embedded derivatives.								90,700,000	484,500,000	978,300,000
February 2020 Notes | Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Gain(loss) on derecognition of embedded derivative or borrowings	$ 27,300,000
April 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Total term loan facility principal amount								400,000,000.0
Gain (loss) on remeasurement of embedded derivatives.								482,500,000	724,700,000	$ (1,104,000,000.0)
November 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Total term loan facility principal amount								$ 600,000,000.0
Private Placement of Convertible Notes | February 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount							$ 250,000,000.0
Interest rate of notes							5.00%
Unsecured notes, frequency of payment terms								quarterly
Principal amount of initial conversion of notes							$ 1,000
Notes initially convertible into shares of common stock | shares							81.63
Initial conversion price | $ / shares							$ 12.25
Percentage of premium on repurchase on change of control							50.00%
Redemption price percentage of notes by issuer										165.00%
Derivative financial liabilities							$ 81,900,000
Effective interest rate							13.20%
Private Placement of Convertible Notes | February 2020 Notes | Derivative Financial Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs							$ 800,000
Private Placement of Convertible Notes | February 2020 Notes | Debt Issuance Costs Amortized to Finance Costs
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs							$ 1,700,000
Private Placement of Convertible Notes | April 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount						$ 400,000,000.0
Interest rate of notes						3.75%
Unsecured notes, frequency of payment terms								bi-annually
Principal amount of initial conversion of notes						$ 1,000
Notes initially convertible into shares of common stock | shares						61.99
Initial conversion price | $ / shares						$ 16.13
Exceed ceiling percentage of conversion price						130.00%
Redemption price percentage of notes by issuer						130.00%
Derivative financial liabilities						$ 113,500,000
Effective interest rate						9.70%
Private Placement of Convertible Notes | April 2020 Notes | Derivative Financial Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs						$ 3,000,000.0
Private Placement of Convertible Notes | April 2020 Notes | Debt Issuance Costs Amortized to Finance Costs
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs						$ 7,600,000
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount					$ 600,000,000.0
Interest rate of notes					0.00%
Principal amount of initial conversion of notes					$ 1,000
Notes initially convertible into shares of common stock | shares					30.97
Initial conversion price | $ / shares					$ 32.29
Number of non-consecutive trading days | TradingDay					20
Number of consecutive trading days | TradingDay					30
Redemption price percentage of notes by issuer					100.00%
Derivative financial liabilities					$ 446,000,000.0
Effective interest rate					14.90%
Gain (loss) on remeasurement of embedded derivatives.								$ 93,800,000	$ 429,600,000	$ 272,400,000
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of last reported sales price of conversion price					200.00%
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of last reported sales price of conversion price					130.00%
Percentage of notes held by issuer					5.00%
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes | Derivative Financial Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs					$ 12,200,000
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes | Debt Issuance Costs Amortized to Finance Costs
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs					$ 4,200,000
Class A Ordinary Shares | February 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares issued for repayment of debt | shares	4,611,848
Private Investors | Conversion of February 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Convertible senior notes conversion amount		75,000,000.0	85,900,000	39,100,000
Total convertible senior notes		$ 125,000,000.0	125,000,000.0	$ 125,000,000.0
Equated percentage of overall convertible notes holding		60.00%		31.00%
Fair value of convertible senior notes converted.		$ 152,800,000	241,600,000	$ 90,600,000
Gain on revaluation of convertible notes converted		$ 6,700,000	$ 30,100,000	$ 41,700,000